DWS Equity Sector Strategy Fund Investment Strategy - Class ACIS [Member] - DWS Equity Sector Strategy Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities. The fund seeks to achieve its objective by employing an active investment strategy that invests primarily in the stocks comprising the S&P 500® Index, the fund’s benchmark index (the “benchmark”). The fund typically invests directly in common stocks, but may also invest in derivatives (see “Derivatives” subsection) that provide exposure to the stocks of the companies in the benchmark. To achieve exposure to the stocks of the companies in the benchmark, the fund may also invest, on a limited basis, in various sector and/or industry focused mutual funds and ETFs.Portfolio management, in its discretion will adjust, or “tilt,” upwards or downwards the fund’s levels of investments in benchmark sectors and industries relative to the benchmark sector/industry weights to reflect portfolio management’s ongoing assessments of such sectors and industries. This tilt strategy seeks to outperform the benchmark by identifying sector and industry preferences. The sector and industry preferences, which will be expressed as over, under or equal weight portfolio positions versus benchmark weights, are based on a fundamental research process that estimates the current and future earnings of each industry and sector. These earnings estimates are then valued using intrinsic valuation techniques that capitalize earnings estimates with discount rates that reflect risk and long-term growth potential. This analysis is performed on regular basis across all industries and sectors to determine portfolio preferences and the active weights. Portfolio management seeks to maintain industry and sector active weights for periods of generally 6 to 36 months. Sector active weights will generally be less than 5% over or underweight versus the benchmark, while industry active weights will generally be less than 10% over or under weight versus the benchmark. However, active weights can be larger or smaller and can be applied for shorter or longer periods than are generally targeted based on portfolio management’s assessment of market conditions and other macroeconomic circumstances.The over- and under-weight decisions will be made at the sector and industry level. Individual securities would maintain their proportionate weights within the benchmark sector or industry. When the sector/industry weight is raised, that additional weight for the sector/industry would be allocated to each security within the sector/industry based upon the weight of that security within the benchmark sector. There is no sampling or equal weighting of stocks in this process.From time to time, the fund may invest in securities that are not included in the benchmark and the fund’s portfolio may differ substantially from the benchmark because of the industry and sector tilts.Management process. Portfolio management will evaluate each sector and industry for its total return potential versus that of the benchmark. When making upwards or downwards adjustments to benchmark sector and industry positions, portfolio management will utilize a macro-minded (focused on broad market and industry factors) and intrinsic valuation oriented (using a disciplined process to evaluate deviations from estimates of intrinsic value) framework. This framework will include a fundamental assessment of the earnings outlook and observed valuation of each industry and sector. Assessments will utilize the macro views of the DWS Chief Investment Officer (CIO) Americas strategy team and key global DWS CIO View forecasts. Assessments will also take into consideration Environmental, Social and Governance (ESG) related risks and opportunities at the industry and sector level. Such CIO views and ESG risks and opportunities will influence portfolio management’s estimates of future earnings and cost of capital by industry and sector. Based on this fundamental assessment of the earnings outlook and observed valuation of each industry and sector, portfolio management identifies sector and industry preferences. Portfolio management does not expect to exclude or screen out individual securities from the benchmark universe based on ESG criteria except in extraordinary circumstances, when portfolio management’s assessment is that an individual company poses an extreme economic risk based on ESG factors.The portfolio management process uses estimates and forecasts and is subject to the uncertainty of such forward looking analysis and judgement. These estimates are reviewed by portfolio management on a regular basis (generally at least monthly) along with the industry and sector active weights.Portfolio management may use various industry standard third-party portfolio management and construction tools and other common portfolio management techniques to assess the sources of risk to the fund and to help control portfolio turnover, tax efficiency, and other factors.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts and options as a substitute for direct investment in a particular asset class or sector, to keep cash on hand to meet shareholder redemptions or for other needs while maintaining exposure to the stock market.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or sector, or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.